UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Development Director
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth     Milwaukee, WI        2/12/04
------------------------  ----------------   --------------
       (Signature)          (City/State)        (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              93

Form 13F Information Table Value Total:       $ 254,010(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


Marietta Investment Partners
FORM 13F
31-Dec-03
                                                                                             Voting Authority
                                                                                            ------------------

                                 Title of              Value    Shares/ Sh/  Put/ Invstmt Otr
Name of Issuer                     class       CUSIP   (x$1000) Prn Amt Prn  Call Dscretn Mgrs  Sole   Shrd None
------------------------------   ---------   ---------  ------ ------  ---  ---- ------- ----  -----   ---- -----
24/7 REAL MEDIA INC.           COM           901314104       16  12,000 SH        Sole          12,000
3M CO.                         COM           88579Y101    2,393  28,144 SH        Sole          28,144
ABBOTT LABS                    COM           002824100    1,961  42,075 SH        Sole          42,075
ADAMS EXPRESS CO.              COM           006212104      127  10,202 SH        Sole          10,202
AFLAC INC.                     COM           001055102    1,355  37,450 SH        Sole          37,450
ALCOA INC.                     COM           013817101    1,606  42,250 SH        Sole          42,250
AMERICAN INTL GROUP INC.       COM           026874107   11,679 176,210 SH        Sole         174,313       1,897
AMGEN INC.                     COM           031162100    6,994 113,190 SH        Sole         113,040         150
APACHE CORP.                   COM           037411105    5,111  63,023 SH        Sole          62,623         400
AUTOZONE INC.                  COM           053332102    1,082  12,697 SH        Sole          12,697
BANK ONE CORP.                 COM           06423A103      972  21,312 SH        Sole          21,312
BANTA CORP.                    COM           066821109      401   9,897 SH        Sole           9,897
BED BATH & BEYOND INC.         COM           075896100    1,290  29,760 SH        Sole          29,760
BERKSHIRE HATHAWAY INC. CL A   COM           084670108    1,601      19 SH        Sole              19
BP PLC                         COM           055622104    1,249  25,314 SH        Sole          25,314
BRIGGS & STRATTON CORP.        COM           109043109    1,029  15,260 SH        Sole          15,260
BRISTOL MYERS SQUIBB           COM           110122108      603  21,095 SH        Sole          21,095
C2 INC.                        COM           126948108      417  30,200 SH        Sole          30,200
CAMPBELL SOUP CO.              COM           134429109      300  11,200 SH        Sole          11,200
CHEVRONTEXACO CORP.            COM           166764100      847   9,804 SH        Sole           9,804
CISCO SYS INC.                 COM           17275R102    3,967 163,743 SH        Sole         161,943       1,800
CITIGROUP INC.                 COM           172967101    7,501 154,536 SH        Sole         153,836         700
COACH INC.                     COM           189754104    6,566 173,928 SH        Sole         172,728       1,200
COCA COLA CO.                  COM           191216100      433   8,525 SH        Sole           8,525
DELL INC.                      COM           24702R101    1,020  30,019 SH        Sole          30,019
DOMINION RES VA NEW            COM           25746U109      603   9,442 SH        Sole           9,442
DOW CHEM CO.                   COM           260543103      848  20,400 SH        Sole          20,400
DU PONT E I DE NEMOURS         COM           263534109      812  17,700 SH        Sole          17,700
EMERSON ELEC CO.               COM           291011104    1,000  15,450 SH        Sole          15,450
EXPRESS SCRIPTS INC. CL A      COM           302182100      331   4,982 SH        Sole           4,982
EXXON MOBIL CORP.              COM           30231G102    3,936  96,007 SH        Sole          96,007
FASTENAL CO.                   COM           311900104      512  10,300 SH        Sole          10,300
FISERV INC.                    COM           337738108   11,242 284,326 SH        Sole         281,526       2,800
FLEXTRONICS INTL LTD ORD       COM           Y2573F102    1,699 114,802 SH        Sole         113,802       1,000
GENERAL ELEC CO.               COM           369604103   11,157 360,123 SH        Sole         357,723       2,400
GENTEX CORP.                   COM           371901109      850  19,244 SH        Sole          19,244
GOLDMAN SACHS GROUP            COM           38141G104    4,581  46,400 SH        Sole          46,050         350
ILLINOIS TOOL WKS INC.         COM           452308109    4,367  52,039 SH        Sole          51,889         150
INTEL CORP.                    COM           458140100    8,248 257,338 SH        Sole         255,838       1,500
INTERNATIONAL BUSINESS MACHS C COM           459200101    3,170  34,209 SH        Sole          34,209
ISHARES TR                     MSCI EAFE IDX 464287465      277   2,025 SH        Sole           2,025
JOHNSON & JOHNSON              COM           478160104    3,595  69,590 SH        Sole          69,590
JOHNSON CTLS INC.              COM           478366107    1,366  11,760 SH        Sole          11,760
KIMBERLY CLARK CORP.           COM           494368103    2,193  37,114 SH        Sole          37,114
KOHLS CORP.                    COM           500255104    1,585  35,265 SH        Sole          35,265
LOWES COMPANIES                COM           548661107    7,612 137,434 SH        Sole         136,834         600
MANPOWER INC.                  COM           56418H100      518  11,000 SH        Sole          11,000
MARSHALL & ILSLEY CORP.        COM           571834100    2,296  60,021 SH        Sole          60,021
MBNA CORP.                     COM           55262L100    5,615 225,975 SH        Sole         224,675       1,300
MEDCO HEALTH SOLUTIONS         COM           58405U102      201   5,899 SH        Sole           5,899
MEDTRONIC INC.                 COM           585055106   10,143 208,659 SH        Sole         206,659       2,000
MERCK & CO INC.                COM           589331107    2,443  52,881 SH        Sole          52,881
MERRILL LYNCH & CO INC.        COM           590188108      794  13,530 SH        Sole          13,530
MGIC INVT CORP WIS             COM           552848103    1,509  26,500 SH        Sole          26,500
MICROSOFT CORP.                COM           594918104    7,960 290,836 SH        Sole         286,036       4,800
MIDCAP SPDR TR                 UNIT SER 1    595635103      248   2,350 SH        Sole           2,350
MOLEX INC. CL A                COM           608554200    6,385 217,849 SH        Sole         216,449       1,400
NATIONAL PRESTO INDS           COM           637215104      248   6,862 SH        Sole           6,862
NEWMONT MINING CORP.           COM           651639106      381   7,840 SH        Sole           7,840
OMNICARE INC.                  COM           681904108    1,965  48,651 SH        Sole          48,651
OMNICOM GROUP                  COM           681919106    5,903  67,593 SH        Sole          67,093         500
PAYCHEX INC.                   COM           704326107    5,692 152,998 SH        Sole         151,798       1,200
PEPSICO INC.                   COM           713448108    1,399  30,000 SH        Sole          30,000
PFIZER INC.                    COM           717081103    6,280 177,752 SH        Sole         177,752
PPG INDS INC.                  COM           693506107      324   5,064 SH        Sole           5,064
PROCTER & GAMBLE CO.           COM           742718109    4,689  46,950 SH        Sole          46,950
PROGRESS ENERGY INC.           COM           743263105      205   4,520 SH        Sole           4,520
RIVIANA FOODS INC.             COM           769536103      247   9,000 SH        Sole           9,000
ROYAL DUTCH PETE CO NY REG GLD COM           780257804    2,929  55,900 SH        Sole          55,900
RUBY TUESDAY INC.              COM           781182100    1,947  68,323 SH        Sole          68,323
SALOMON BROTHERS FD            COM           795477108      515  42,789 SH        Sole          42,789
SARA LEE CORP.                 COM           803111103      723  33,320 SH        Sole          33,320
SBC COMMUNICATIONS INC.        COM           78387G103      160   6,150 SH        Sole           6,150
SENSIENT TECH                  COM           81725T100      520  26,314 SH        Sole          26,314
SMITH INVT CO.                 COM           832118103      285   5,700 SH        Sole           5,700
SNAP ON INC.                   COM           833034101      363  11,248 SH        Sole          11,248
SPDR TR                        UNIT SER 1    78462F103      823   7,400 SH        Sole           7,400
STATE STREET CORP.             COM           857477103    9,567 183,702 SH        Sole         181,502       2,200
STRATTEC SEC CORP.             COM           863111100    1,000  16,422 SH        Sole          16,422
SYLVAN LEARNING SYS            COM           871399101      291  10,125 SH        Sole          10,125
SYSCO CORP.                    COM           871829107    5,017 134,758 SH        Sole         133,758       1,000
TARGET CORP.                   COM           87612E106    1,536  40,000 SH        Sole          40,000
TEXAS INSTRUMENTS INC.         COM           882508104    6,523 222,022 SH        Sole         220,522       1,500
TRI CONTL CORP                 COM           895436103      987  60,198 SH        Sole          60,198
US BANCORP DEL COM NEW         COM           902973304    2,500  83,935 SH        Sole          83,935
UTSTARCOM INC.                 COM           918076100      816  22,006 SH        Sole          22,006
WAL MART STORES INC.           COM           931142103    1,434  27,030 SH        Sole          27,030
WALGREEN CO.                   COM           931422109    6,730 184,993 SH        Sole         184,193         800
WEATHERFORD INTL LTD.          COM           G95089101      464  12,900 SH        Sole          12,900
WELLS FARGO CO.                COM           949746101    5,249  89,135 SH        Sole          89,135
WEYERHAEUSER CO.               COM           962166104      288   4,500 SH        Sole           4,500
XEROX CORP.                    COM           984121103      235  17,000 SH        Sole          17,000
ZIMMER HOLDINGS INC. W/I       COM           98956P102    7,159 101,697 SH        Sole         100,897         800
REPORT SUMMARY                  93                      254,010